UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)

BTS Enhanced Equity Income Fund

Class A Shares (EEQAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about BTS Enhanced Equity Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/enhanced-equity-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$158	1.55%

How did the Fund perform during the reporting period?

In 2025, the BTS Enhanced Equity Income Fund (Class I) returned 4.12%, while Class A returned 3.81%. The S&P 500 Index returned 17.88%. In April 2025, risk assets suffered downside volatility due to unexpected fiscal policy on global trade and tariffs. The policies created global instability and introduced uncertainty in the economic outlook that affected stocks broadly across sectors. This resulted in roughly a -10% decline in the Fund compared to roughly a -15% decline for the S&P 500 from the start of the year levels to the lows in April. After April, the Fund underperformed the S&P 500 into the end of the year due to the Fund’s tilt towards value-factor allocations in its three underlying equity strategies, BTS Dividend Aristocrats (40%), BTS Equity Fortress (30%), and BTS Highest Yielding Equity (20%). These strategies aim to invest in equities with increasing year-over-year dividend payouts, strong balance sheets, and stocks with high yields in their respective sectors under value-driven fundamental and quantitative allocation models as well as an emphasis on attractive relative valuation models. In 2025, markets rewarded growth heavy, artificial intelligence (AI) related technology stocks that make up a large percentage of the S&P 500 Index. AI-related investments and deals dominated capital flows and were favored in the current interest rate cycle against the value-driven allocations with reasonable or undervalued valuations that the Fund aims to invest in.

Additionally, high money market interest rates set by the Federal Reserve dampened flows into yielding equities, and especially high yielding equities, as relative risk-return profiles remained in favor of the risk-free money market rate that held a lower bound range of 3.50%-4.25% over 2025. This negatively impacted the three yield-focused strategies of the Fund aiming to participate in sustained and attractive dividend yields, which make up the majority of the Fund: BTS Dividend Aristocrats (40%), BTS Highest Yielding Equity (20%), and BTS Covered Calls (10%).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Enhanced Equity Income Fund
S&P 500® Index
$15,000
$10,000
$5,000
$0
$12,092
$9,390
Oct-2024
Dec-2024
Dec-2025

	BTS Enhanced Equity Income Fund	S&P 500® Index
Oct-2024	$9,625	$10,000
Dec-2024	$9,045	$10,258
Dec-2025	$9,390	$12,092

Average Annual Total Returns

	1 Year	Since Inception (October 4, 2024)
BTS Enhanced Equity Income Fund
Without Load	3.81%	-1.97%
With Load	-0.08%	-4.95%
S&P 500® Index	17.88%	16.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-287-9820.

Fund Statistics

  Net Assets$8,572,247
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$0
  Portfolio Turnover177%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.8%
Exchange-Traded Funds	8.0%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Utilities 16.8%
Communications 13.8%
Technology 9.4%
Consumer Discretionary 8.0%
Industrials 8.0%
Equity 8.0%
Financials 6.7%
Consumer Staples 6.3%
Health Care 6.3%
Energy 5.4%
Real Estate 4.5%
Materials 4.5%
Money Market Funds 2.2%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.2%
Materials	4.5%
Real Estate	4.5%
Energy	5.4%
Health Care	6.3%
Consumer Staples	6.3%
Financials	6.7%
Equity	8.0%
Industrials	8.0%
Consumer Discretionary	8.0%
Technology	9.4%
Communications	13.8%
Utilities	16.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Consolidated Edison, Inc.	8.4%
Ameren Corporation	5.5%
Alphabet, Inc., Class A	4.2%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Equity Premium Income ETF	4.0%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
Exelon Corporation	2.8%
Comcast Corporation, Class A	2.7%
Snap-on, Inc.	2.7%
Fidelity Investments Money Market Government Portfolio, Class I	2.2%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

BTS Enhanced Equity Income Fund - Class A Shares (EEQAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/enhanced-equity-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-EEQAX

BTS Enhanced Equity Income Fund

Class I Shares (EEQIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about BTS Enhanced Equity Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/enhanced-equity-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$133	1.30%

How did the Fund perform during the reporting period?

In 2025, the BTS Enhanced Equity Income Fund (Class I) returned 4.12%, while Class A returned 3.81%. The S&P 500 Index returned 17.88%. In April 2025, risk assets suffered downside volatility due to unexpected fiscal policy on global trade and tariffs. The policies created global instability and introduced uncertainty in the economic outlook that affected stocks broadly across sectors. This resulted in roughly a -10% decline in the Fund compared to roughly a -15% decline for the S&P 500 from the start of the year levels to the lows in April. After April, the Fund underperformed the S&P 500 into the end of the year due to the Fund’s tilt towards value-factor allocations in its three underlying equity strategies, BTS Dividend Aristocrats (40%), BTS Equity Fortress (30%), and BTS Highest Yielding Equity (20%). These strategies aim to invest in equities with increasing year-over-year dividend payouts, strong balance sheets, and stocks with high yields in their respective sectors under value-driven fundamental and quantitative allocation models as well as an emphasis on attractive relative valuation models. In 2025, markets rewarded growth heavy, artificial intelligence (AI) related technology stocks that make up a large percentage of the S&P 500 Index. AI-related investments and deals dominated capital flows and were favored in the current interest rate cycle against the value-driven allocations with reasonable or undervalued valuations that the Fund aims to invest in.

Additionally, high money market interest rates set by the Federal Reserve dampened flows into yielding equities, and especially high yielding equities, as relative risk-return profiles remained in favor of the risk-free money market rate that held a lower bound range of 3.50%-4.25% over 2025. This negatively impacted the three yield-focused strategies of the Fund aiming to participate in sustained and attractive dividend yields, which make up the majority of the Fund: BTS Dividend Aristocrats (40%), BTS Highest Yielding Equity (20%), and BTS Covered Calls (10%).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Enhanced Equity Income Fund
S&P 500® Index
$15,000
$10,000
$5,000
$0
$12,783
$10,567
Jun-2024
Dec-2024
Dec-2025

	BTS Enhanced Equity Income Fund	S&P 500® Index
Jun-2024	$10,000	$10,000
Dec-2024	$10,148	$10,844
Dec-2025	$10,567	$12,783

Average Annual Total Returns

	1 Year	Since Inception (June 28, 2024)
BTS Enhanced Equity Income Fund	4.12%	3.72%
S&P 500® Index	17.88%	17.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-287-9820.

Fund Statistics

  Net Assets$8,572,247
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$0
  Portfolio Turnover177%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.8%
Exchange-Traded Funds	8.0%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.2%
Materials	4.5%
Real Estate	4.5%
Energy	5.4%
Health Care	6.3%
Consumer Staples	6.3%
Financials	6.7%
Equity	8.0%
Industrials	8.0%
Consumer Discretionary	8.0%
Technology	9.4%
Communications	13.8%
Utilities	16.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Consolidated Edison, Inc.	8.4%
Ameren Corporation	5.5%
Alphabet, Inc., Class A	4.2%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Equity Premium Income ETF	4.0%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
Exelon Corporation	2.8%
Comcast Corporation, Class A	2.7%
Snap-on, Inc.	2.7%
Fidelity Investments Money Market Government Portfolio, Class I	2.2%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

BTS Enhanced Equity Income Fund - Class I Shares (EEQIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/enhanced-equity-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-EEQIX

BTS Managed Income Fund

Class A Shares (BTSAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$180	1.75%

How did the fund perform last year?

In 2025, the BTS Managed Income Fund (Class I) returned 5.68%, while Class A, Class C, and Class R returned 5.40%, 4.73%, and 5.15%, respectively. The Bloomberg U.S. Aggregate Bond Index (the ‘Agg’) returned 7.30%. In April 2025, risk assets suffered downside volatility due to unexpected fiscal policy on global trade. The policies created global instability and introduced uncertainty in the economic outlook. High yield bonds with greater risk of default broke key price support and trend levels that prompted BTS to allocate the Risk Management Strategy (20-40%) of the Fund to short duration treasury notes in order to execute on our tactical mandate of preserving capital and reducing downside volatility.

Subsequently, risk asset prices rebounded quickly as markets began discounting tariff delays and the impact of trade deal negotiations as the administration struck a softer tone on trade policies. Tactical allocation models lagged on re-entry in order to confirm the newly established positive price trend and sustained positive price momentum after the sharp declines. Once tactical models confirmed the new trend in risk assets, BTS re-entered a risk-on trade in high yield bonds and correlated risk-on surrogates in the Risk Management Strategy (20-40%) of the Fund, but the lag in allocating contributed to relative underperformance against the Agg over the calendar year. In our view, the efficacy of a tactical asset allocation strategy may underperform over specific periods and therefore should also be viewed from the perspective of long-term returns and returns during heightened periods of market stress.

The allocations of the Income Strategy (60-80%) of the Fund experienced downside volatility in April 2025 and contributed to the Fund’s drawdown during the period, but they subsequently participated in the strong rebound following revised market expectations of fiscal trade policies that resulted in comparable returns against the Agg over the calendar year with performance dragged down by the delayed tactical re-entry in the Risk Management Strategy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,477
$10,894
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$9,497	$10,000
Dec-2019	$9,882	$10,872
Dec-2020	$10,725	$11,688
Dec-2021	$10,588	$11,508
Dec-2022	$9,269	$10,010
Dec-2023	$9,767	$10,564
Dec-2024	$10,335	$10,696
Dec-2025	$10,894	$11,477

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund
Without Load	5.40%	0.31%	1.98%
With Load	1.47%	-0.46%	1.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-287-9820.

Fund Statistics

  Net Assets$7,141,860
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$0
  Portfolio Turnover413%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
70.1%
Equity
23.3%
Mixed Allocation
4.0%
Money Market Funds
0.8%
Other Assets in Excess of Liabilities
1.8%

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	0.8%
Mixed Allocation	4.0%
Equity	23.3%
Fixed Income	70.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.2%
Xtrackers USD High Yield Corporate Bond ETF	12.2%
iShares Treasury Floating Rate Bond ETF	11.9%
SPDR Blackstone Senior Loan ETF	7.9%
JPMorgan Equity Premium Income ETF	7.9%
iShares Agency Bond ETF	6.0%
Janus Henderson AAA CLO ETF	6.0%
iShares 7-10 Year Treasury Bond ETF	5.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.0%
State Street Energy Select Sector SPDR Fund	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

BTS Managed Income Fund - Class A Shares (BTSAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/managed-income-fund.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-BTSAX

BTS Managed Income Fund

Class C Shares (BTSCX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$256	2.50%

How did the fund perform last year?

In 2025, the BTS Managed Income Fund (Class I) returned 5.68%, while Class A, Class C, and Class R returned 5.40%, 4.73%, and 5.15%, respectively. The Bloomberg U.S. Aggregate Bond Index (the ‘Agg’) returned 7.30%. In April 2025, risk assets suffered downside volatility due to unexpected fiscal policy on global trade. The policies created global instability and introduced uncertainty in the economic outlook. High yield bonds with greater risk of default broke key price support and trend levels that prompted BTS to allocate the Risk Management Strategy (20-40%) of the Fund to short duration treasury notes in order to execute on our tactical mandate of preserving capital and reducing downside volatility.

Subsequently, risk asset prices rebounded quickly as markets began discounting tariff delays and the impact of trade deal negotiations as the administration struck a softer tone on trade policies. Tactical allocation models lagged on re-entry in order to confirm the newly established positive price trend and sustained positive price momentum after the sharp declines. Once tactical models confirmed the new trend in risk assets, BTS re-entered a risk-on trade in high yield bonds and correlated risk-on surrogates in the Risk Management Strategy (20-40%) of the Fund, but the lag in allocating contributed to relative underperformance against the Agg over the calendar year. In our view, the efficacy of a tactical asset allocation strategy may underperform over specific periods and therefore should also be viewed from the perspective of long-term returns and returns during heightened periods of market stress.

The allocations of the Income Strategy (60-80%) of the Fund experienced downside volatility in April 2025 and contributed to the Fund’s drawdown during the period, but they subsequently participated in the strong rebound following revised market expectations of fiscal trade policies that resulted in comparable returns against the Agg over the calendar year with performance dragged down by the delayed tactical re-entry in the Risk Management Strategy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,477
$11,048
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Dec-2019	$10,406	$10,872
Dec-2020	$11,294	$11,688
Dec-2021	$11,068	$11,508
Dec-2022	$9,613	$10,010
Dec-2023	$10,049	$10,564
Dec-2024	$10,548	$10,696
Dec-2025	$11,048	$11,477

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	4.73%	-0.44%	1.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-287-9820.

Fund Statistics

  Net Assets$7,141,860
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$0
  Portfolio Turnover413%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	0.8%
Mixed Allocation	4.0%
Equity	23.3%
Fixed Income	70.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.2%
Xtrackers USD High Yield Corporate Bond ETF	12.2%
iShares Treasury Floating Rate Bond ETF	11.9%
SPDR Blackstone Senior Loan ETF	7.9%
JPMorgan Equity Premium Income ETF	7.9%
iShares Agency Bond ETF	6.0%
Janus Henderson AAA CLO ETF	6.0%
iShares 7-10 Year Treasury Bond ETF	5.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.0%
State Street Energy Select Sector SPDR Fund	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

BTS Managed Income Fund - Class C Shares (BTSCX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/managed-income-fund.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-BTSCX

BTS Managed Income Fund

Class I Shares (BTSIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$154	1.50%

How did the fund perform last year?

In 2025, the BTS Managed Income Fund (Class I) returned 5.68%, while Class A, Class C, and Class R returned 5.40%, 4.73%, and 5.15%, respectively. The Bloomberg U.S. Aggregate Bond Index (the ‘Agg’) returned 7.30%. In April 2025, risk assets suffered downside volatility due to unexpected fiscal policy on global trade. The policies created global instability and introduced uncertainty in the economic outlook. High yield bonds with greater risk of default broke key price support and trend levels that prompted BTS to allocate the Risk Management Strategy (20-40%) of the Fund to short duration treasury notes in order to execute on our tactical mandate of preserving capital and reducing downside volatility.

Subsequently, risk asset prices rebounded quickly as markets began discounting tariff delays and the impact of trade deal negotiations as the administration struck a softer tone on trade policies. Tactical allocation models lagged on re-entry in order to confirm the newly established positive price trend and sustained positive price momentum after the sharp declines. Once tactical models confirmed the new trend in risk assets, BTS re-entered a risk-on trade in high yield bonds and correlated risk-on surrogates in the Risk Management Strategy (20-40%) of the Fund, but the lag in allocating contributed to relative underperformance against the Agg over the calendar year. In our view, the efficacy of a tactical asset allocation strategy may underperform over specific periods and therefore should also be viewed from the perspective of long-term returns and returns during heightened periods of market stress.

The allocations of the Income Strategy (60-80%) of the Fund experienced downside volatility in April 2025 and contributed to the Fund’s drawdown during the period, but they subsequently participated in the strong rebound following revised market expectations of fiscal trade policies that resulted in comparable returns against the Agg over the calendar year with performance dragged down by the delayed tactical re-entry in the Risk Management Strategy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,607
$11,477
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Dec-2019	$10,406	$10,872
Dec-2020	$11,305	$11,688
Dec-2021	$11,176	$11,508
Dec-2022	$9,799	$10,010
Dec-2023	$10,352	$10,564
Dec-2024	$10,983	$10,696
Dec-2025	$11,607	$11,477

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	5.68%	0.53%	2.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-287-9820.

Fund Statistics

  Net Assets$7,141,860
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$0
  Portfolio Turnover413%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	0.8%
Mixed Allocation	4.0%
Equity	23.3%
Fixed Income	70.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.2%
Xtrackers USD High Yield Corporate Bond ETF	12.2%
iShares Treasury Floating Rate Bond ETF	11.9%
SPDR Blackstone Senior Loan ETF	7.9%
JPMorgan Equity Premium Income ETF	7.9%
iShares Agency Bond ETF	6.0%
Janus Henderson AAA CLO ETF	6.0%
iShares 7-10 Year Treasury Bond ETF	5.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.0%
State Street Energy Select Sector SPDR Fund	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

BTS Managed Income Fund - Class I Shares (BTSIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/managed-income-fund.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-BTSIX

BTS Managed Income Fund

Class R Shares (BTSRX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$205	2.00%

How did the fund perform last year?

In 2025, the BTS Managed Income Fund (Class I) returned 5.68%, while Class A, Class C, and Class R returned 5.40%, 4.73%, and 5.15%, respectively. The Bloomberg U.S. Aggregate Bond Index (the ‘Agg’) returned 7.30%. In April 2025, risk assets suffered downside volatility due to unexpected fiscal policy on global trade. The policies created global instability and introduced uncertainty in the economic outlook. High yield bonds with greater risk of default broke key price support and trend levels that prompted BTS to allocate the Risk Management Strategy (20-40%) of the Fund to short duration treasury notes in order to execute on our tactical mandate of preserving capital and reducing downside volatility.

Subsequently, risk asset prices rebounded quickly as markets began discounting tariff delays and the impact of trade deal negotiations as the administration struck a softer tone on trade policies. Tactical allocation models lagged on re-entry in order to confirm the newly established positive price trend and sustained positive price momentum after the sharp declines. Once tactical models confirmed the new trend in risk assets, BTS re-entered a risk-on trade in high yield bonds and correlated risk-on surrogates in the Risk Management Strategy (20-40%) of the Fund, but the lag in allocating contributed to relative underperformance against the Agg over the calendar year. In our view, the efficacy of a tactical asset allocation strategy may underperform over specific periods and therefore should also be viewed from the perspective of long-term returns and returns during heightened periods of market stress.

The allocations of the Income Strategy (60-80%) of the Fund experienced downside volatility in April 2025 and contributed to the Fund’s drawdown during the period, but they subsequently participated in the strong rebound following revised market expectations of fiscal trade policies that resulted in comparable returns against the Agg over the calendar year with performance dragged down by the delayed tactical re-entry in the Risk Management Strategy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,477
$11,323
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Dec-2019	$10,406	$10,872
Dec-2020	$11,297	$11,688
Dec-2021	$11,132	$11,508
Dec-2022	$9,716	$10,010
Dec-2023	$10,201	$10,564
Dec-2024	$10,768	$10,696
Dec-2025	$11,323	$11,477

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	5.15%	0.05%	1.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-287-9820.

Fund Statistics

  Net Assets$7,141,860
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$0
  Portfolio Turnover413%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	0.8%
Mixed Allocation	4.0%
Equity	23.3%
Fixed Income	70.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.2%
Xtrackers USD High Yield Corporate Bond ETF	12.2%
iShares Treasury Floating Rate Bond ETF	11.9%
SPDR Blackstone Senior Loan ETF	7.9%
JPMorgan Equity Premium Income ETF	7.9%
iShares Agency Bond ETF	6.0%
Janus Henderson AAA CLO ETF	6.0%
iShares 7-10 Year Treasury Bond ETF	5.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.0%
State Street Energy Select Sector SPDR Fund	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

BTS Managed Income Fund - Class R Shares (BTSRX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/managed-income-fund.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-BTSRX

BTS Tactical Fixed Income Fund

Class A Shares (BTFAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$200	1.97%

How did the Fund perform during the reporting period?

In 2025, the BTS Tactical Fixed Income Fund (Class I) returned 3.11%, while Class A, Class C, and Class R returned 2.96%, 2.21%, and 2.58%, respectively. The Bloomberg U.S. Aggregate Bond Index (the ‘Agg’) returned 7.30%. In April 2025, risk assets suffered downside volatility due to unexpected fiscal policy on global trade and tariffs from the U.S. administration. The policies created global instability and introduced uncertainty in the economic outlook and impacts on already elevated inflation rates. High yield bonds with greater risk of default broke key price support and trend levels that prompted BTS to allocate to short duration treasury notes in order to execute on our tactical mandate of preserving capital and reducing downside volatility.

Subsequently, risk asset prices rebounded quickly as markets began discounting tariff delays and the impact of trade deal negotiations as the administration struck a softer tone on trade policies. Since high yield bond and related risk asset surrogate prices had declined severely and quickly from the volatility, tactical allocation models lagged on re-entry in order to confirm the newly established positive price trend and sustained positive price momentum. After tactical models confirmed the new trend in risk assets, BTS re-entered a risk-on trade in high yield bonds and correlated risk-on surrogates, but the lag in entry contributed to relative underperformance against the Agg.

In our view, expectations of lower interest rates in 2025 due to perceived weakness in the labor market supported high yield bonds and other risk-on surrogate asset classes after April. Moreover, BTS believes lower interest rates also aided duration sensitive, credit worth bonds in particular that led to strong gains in the Agg and also contributed to relative underperformance in the calendar year. In our view, the efficacy of a tactical asset allocation strategy may underperform over specific periods and therefore should also be viewed from the perspective of long-term returns and returns during heightened periods of market stress.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,199
$10,381
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$9,500	$10,000
Dec-2016	$10,810	$10,265
Dec-2017	$11,119	$10,628
Dec-2018	$10,394	$10,629
Dec-2019	$10,841	$11,556
Dec-2020	$10,996	$12,423
Dec-2021	$10,756	$12,232
Dec-2022	$9,379	$10,641
Dec-2023	$9,576	$11,229
Dec-2024	$10,083	$11,369
Dec-2025	$10,381	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund
Without Load	2.96%	-1.14%	0.89%
With Load	-0.90%	-1.90%	0.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-287-9820.

Fund Statistics

  Net Assets$44,254,424
  Number of Portfolio Holdings4
  Advisory Fee $507,261
  Portfolio Turnover237%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
85.3%
Equity
14.1%
Money Market Funds
0.9%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.9%
Equity	14.1%
Fixed Income	85.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.7%
iShares Broad USD High Yield Corporate Bond ETF	42.6%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	0.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

BTS Tactical Fixed Income Fund - Class A Shares (BTFAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/tactical-fixed-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-BTFAX

BTS Tactical Fixed Income Fund

Class C Shares (BTFCX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$275	2.72%

How did the Fund perform during the reporting period?

In 2025, the BTS Tactical Fixed Income Fund (Class I) returned 3.11%, while Class A, Class C, and Class R returned 2.96%, 2.21%, and 2.58%, respectively. The Bloomberg U.S. Aggregate Bond Index (the ‘Agg’) returned 7.30%. In April 2025, risk assets suffered downside volatility due to unexpected fiscal policy on global trade and tariffs from the U.S. administration. The policies created global instability and introduced uncertainty in the economic outlook and impacts on already elevated inflation rates. High yield bonds with greater risk of default broke key price support and trend levels that prompted BTS to allocate to short duration treasury notes in order to execute on our tactical mandate of preserving capital and reducing downside volatility.

Subsequently, risk asset prices rebounded quickly as markets began discounting tariff delays and the impact of trade deal negotiations as the administration struck a softer tone on trade policies. Since high yield bond and related risk asset surrogate prices had declined severely and quickly from the volatility, tactical allocation models lagged on re-entry in order to confirm the newly established positive price trend and sustained positive price momentum. After tactical models confirmed the new trend in risk assets, BTS re-entered a risk-on trade in high yield bonds and correlated risk-on surrogates, but the lag in entry contributed to relative underperformance against the Agg.

In our view, expectations of lower interest rates in 2025 due to perceived weakness in the labor market supported high yield bonds and other risk-on surrogate asset classes after April. Moreover, BTS believes lower interest rates also aided duration sensitive, credit worth bonds in particular that led to strong gains in the Agg and also contributed to relative underperformance in the calendar year. In our view, the efficacy of a tactical asset allocation strategy may underperform over specific periods and therefore should also be viewed from the perspective of long-term returns and returns during heightened periods of market stress.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,199
$10,144
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,294	$10,265
Dec-2017	$11,523	$10,628
Dec-2018	$10,700	$10,629
Dec-2019	$11,078	$11,556
Dec-2020	$11,152	$12,423
Dec-2021	$10,822	$12,232
Dec-2022	$9,368	$10,641
Dec-2023	$9,493	$11,229
Dec-2024	$9,924	$11,369
Dec-2025	$10,144	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund	2.21%	-1.88%	0.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-287-9820.

Fund Statistics

  Net Assets$44,254,424
  Number of Portfolio Holdings4
  Advisory Fee $507,261
  Portfolio Turnover237%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.9%
Equity	14.1%
Fixed Income	85.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.7%
iShares Broad USD High Yield Corporate Bond ETF	42.6%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	0.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

BTS Tactical Fixed Income Fund - Class C Shares (BTFCX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/tactical-fixed-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-BTFCX

BTS Tactical Fixed Income Fund

Class I Shares (BTFIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$175	1.72%

How did the Fund perform during the reporting period?

In 2025, the BTS Tactical Fixed Income Fund (Class I) returned 3.11%, while Class A, Class C, and Class R returned 2.96%, 2.21%, and 2.58%, respectively. The Bloomberg U.S. Aggregate Bond Index (the ‘Agg’) returned 7.30%. In April 2025, risk assets suffered downside volatility due to unexpected fiscal policy on global trade and tariffs from the U.S. administration. The policies created global instability and introduced uncertainty in the economic outlook and impacts on already elevated inflation rates. High yield bonds with greater risk of default broke key price support and trend levels that prompted BTS to allocate to short duration treasury notes in order to execute on our tactical mandate of preserving capital and reducing downside volatility.

Subsequently, risk asset prices rebounded quickly as markets began discounting tariff delays and the impact of trade deal negotiations as the administration struck a softer tone on trade policies. Since high yield bond and related risk asset surrogate prices had declined severely and quickly from the volatility, tactical allocation models lagged on re-entry in order to confirm the newly established positive price trend and sustained positive price momentum. After tactical models confirmed the new trend in risk assets, BTS re-entered a risk-on trade in high yield bonds and correlated risk-on surrogates, but the lag in entry contributed to relative underperformance against the Agg.

In our view, expectations of lower interest rates in 2025 due to perceived weakness in the labor market supported high yield bonds and other risk-on surrogate asset classes after April. Moreover, BTS believes lower interest rates also aided duration sensitive, credit worth bonds in particular that led to strong gains in the Agg and also contributed to relative underperformance in the calendar year. In our view, the efficacy of a tactical asset allocation strategy may underperform over specific periods and therefore should also be viewed from the perspective of long-term returns and returns during heightened periods of market stress.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,199
$11,203
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,406	$10,265
Dec-2017	$11,767	$10,628
Dec-2018	$11,027	$10,629
Dec-2019	$11,533	$11,556
Dec-2020	$11,728	$12,423
Dec-2021	$11,489	$12,232
Dec-2022	$10,051	$10,641
Dec-2023	$10,291	$11,229
Dec-2024	$10,866	$11,369
Dec-2025	$11,203	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund	3.11%	-0.91%	1.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-287-9820.

Fund Statistics

  Net Assets$44,254,424
  Number of Portfolio Holdings4
  Advisory Fee $507,261
  Portfolio Turnover237%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.9%
Equity	14.1%
Fixed Income	85.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.7%
iShares Broad USD High Yield Corporate Bond ETF	42.6%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	0.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

BTS Tactical Fixed Income Fund - Class I Shares (BTFIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/tactical-fixed-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-BTFIX

BTS Tactical Fixed Income Fund

Class R Shares (BTFRX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$225	2.22%

How did the Fund perform during the reporting period?

In 2025, the BTS Tactical Fixed Income Fund (Class I) returned 3.11%, while Class A, Class C, and Class R returned 2.96%, 2.21%, and 2.58%, respectively. The Bloomberg U.S. Aggregate Bond Index (the ‘Agg’) returned 7.30%. In April 2025, risk assets suffered downside volatility due to unexpected fiscal policy on global trade and tariffs from the U.S. administration. The policies created global instability and introduced uncertainty in the economic outlook and impacts on already elevated inflation rates. High yield bonds with greater risk of default broke key price support and trend levels that prompted BTS to allocate to short duration treasury notes in order to execute on our tactical mandate of preserving capital and reducing downside volatility.

Subsequently, risk asset prices rebounded quickly as markets began discounting tariff delays and the impact of trade deal negotiations as the administration struck a softer tone on trade policies. Since high yield bond and related risk asset surrogate prices had declined severely and quickly from the volatility, tactical allocation models lagged on re-entry in order to confirm the newly established positive price trend and sustained positive price momentum. After tactical models confirmed the new trend in risk assets, BTS re-entered a risk-on trade in high yield bonds and correlated risk-on surrogates, but the lag in entry contributed to relative underperformance against the Agg.

In our view, expectations of lower interest rates in 2025 due to perceived weakness in the labor market supported high yield bonds and other risk-on surrogate asset classes after April. Moreover, BTS believes lower interest rates also aided duration sensitive, credit worth bonds in particular that led to strong gains in the Agg and also contributed to relative underperformance in the calendar year. In our view, the efficacy of a tactical asset allocation strategy may underperform over specific periods and therefore should also be viewed from the perspective of long-term returns and returns during heightened periods of market stress.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,199
$10,657
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,355	$10,265
Dec-2017	$11,644	$10,628
Dec-2018	$10,857	$10,629
Dec-2019	$11,296	$11,556
Dec-2020	$11,434	$12,423
Dec-2021	$11,143	$12,232
Dec-2022	$9,702	$10,641
Dec-2023	$9,892	$11,229
Dec-2024	$10,389	$11,369
Dec-2025	$10,657	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund	2.58%	-1.40%	0.64%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-287-9820.

Fund Statistics

  Net Assets$44,254,424
  Number of Portfolio Holdings4
  Advisory Fee $507,261
  Portfolio Turnover237%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.9%
Equity	14.1%
Fixed Income	85.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.7%
iShares Broad USD High Yield Corporate Bond ETF	42.6%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	0.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

BTS Tactical Fixed Income Fund - Class R Shares (BTFRX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/tactical-fixed-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-BTFRX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable

(a)(3) Not applicable

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $49,800
2024 - $49,800

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $11,700
2024 – $11,700

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2025 and 2024, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

BTS Managed Income Fund

Class A (BTSAX), Class C (BTSCX), Class I (BTSIX), Class R (BTSRX)

BTS Tactical Fixed Income Fund

Class A (BTFAX), Class C (BTFCX), Class I (BTFIX), Class R (BTFRX)

BTS Enhanced Equity Income Fund

Class A (EEQAX), Class I (EEQIX)

Annual Financial Statements and Additional Information
December 31, 2025

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.4%
	EQUITY - 23.3%
5,166	Invesco S&P 500 High Dividend Low Volatility ETF	$247,968
9,902	JPMorgan Equity Premium Income ETF	566,791
2,719	ProShares S&P 500 Dividend Aristocrats ETF	282,966
2,368	State Street Consumer Discretionary Select Sector SPDR Fund	282,763
6,360	State Street Energy Select Sector SPDR Fund	284,356
		1,664,844
	FIXED INCOME - 70.1%
4,435	iShares 7-10 Year Treasury Bond ETF	426,470
3,872	iShares Agency Bond ETF	426,888
23,278	iShares Broad USD High Yield Corporate Bond ETF	870,480
16,915	iShares Treasury Floating Rate Bond ETF	853,531
8,435	Janus Henderson AAA CLO ETF	426,642
5,954	Janus Henderson B-BBB CLO ETF	284,006
13,788	SPDR Blackstone Senior Loan ETF	569,031
11,234	SPDR Bloomberg Short Term High Yield Bond ETF	284,445
23,635	Xtrackers USD High Yield Corporate Bond ETF	870,477
		5,011,970
	MIXED ALLOCATION - 4.0%
14,297	Invesco CEF Income Composite ETF	284,224

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,933,151)	6,961,038

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
55,056	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(a) (Cost $55,056)	55,056

	TOTAL INVESTMENTS - 98.2% (Cost $6,988,207)	$7,016,094
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	125,766
	NET ASSETS - 100.0%	$7,141,860

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 14.1%
130,248	Invesco S&P 500 High Dividend Low Volatility ETF	$6,251,904

	FIXED INCOME - 85.3%
504,310	iShares Broad USD High Yield Corporate Bond ETF	18,858,672
512,189	Xtrackers USD High Yield Corporate Bond ETF	18,863,921
		37,722,593

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,129,757)	43,974,497

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
397,517	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(a) (Cost $397,517)	397,517

	TOTAL INVESTMENTS - 100.3% (Cost $43,527,274)	$44,372,014
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(117,590)
	NET ASSETS - 100.0%	$44,254,424

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 89.7%
	ADVERTISING & MARKETING - 0.9%
951	Omnicom Group, Inc.	$76,793

	APPAREL & TEXTILE PRODUCTS - 3.2%
1,106	Deckers Outdoor Corporation(a)	114,659
2,414	NIKE, Inc., Class B	153,796
		268,455
	AUTOMOTIVE - 0.9%
5,852	Ford Motor Company	76,778

	BANKING - 0.9%
2,831	Regions Financial Corporation	76,720

	BEVERAGES - 1.3%
750	Coca-Cola Consolidated, Inc.	114,975

	BIOTECH & PHARMA - 2.7%
235	United Therapeutics Corporation(a)	114,504
916	Zoetis, Inc.	115,251
		229,755
	CABLE & SATELLITE - 2.7%
7,722	Comcast Corporation, Class A	230,811

	CHEMICALS - 2.2%
1,909	DuPont de Nemours, Inc.	76,742
1,109	RPM International, Inc.	115,336
		192,078
	CONTAINERS & PACKAGING - 0.9%
371	Packaging Corporation of America	76,511

	ELECTRIC UTILITIES - 16.7%
4,802	Ameren Corporation	479,528
7,253	Consolidated Edison, Inc.	720,369
5,495	Exelon Corporation	239,527
		1,439,424

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 89.7% (Continued)
	ELECTRICAL EQUIPMENT - 3.1%
963	Allegion plc	$153,328
1,319	NEXTracker, Inc., Class A(a)	114,898
		268,226
	FOOD - 1.8%
6,497	Hormel Foods Corporation	153,979

	INDUSTRIAL INTERMEDIATE PROD - 1.3%
1,000	Mueller Industries, Inc.	114,800

	INDUSTRIAL SUPPORT SERVICES - 0.9%
226	Watsco, Inc.	76,151

	INFRASTRUCTURE REIT - 1.4%
596	SBA Communications Corporation	115,285

	INSURANCE - 5.8%
737	Allstate Corporation (The)	153,407
402	Erie Indemnity Company, Class A	115,233
827	Marsh & McLennan Companies, Inc.	153,425
870	Principal Financial Group, Inc.	76,743
		498,808
	INTERNET MEDIA & SERVICES - 8.4%
1,147	Alphabet, Inc., Class A	359,010
543	Meta Platforms, Inc., Class A	358,429
		717,439
	LEISURE FACILITIES & SERVICES - 1.3%
276	Domino’s Pizza, Inc.	115,042

	MACHINERY - 2.7%
668	Snap-on, Inc.	230,193

	MEDICAL EQUIPMENT & DEVICES - 3.6%
1,228	Abbott Laboratories	153,856

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 89.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.6% (Continued)
637	ResMed, Inc.	$153,434
		307,290
	OIL & GAS PRODUCERS - 5.4%
1,014	Chevron Corporation	154,544
823	ConocoPhillips	77,041
2,943	Coterra Energy, Inc.	77,460
1,285	Exxon Mobil Corporation	154,636
		463,681
	RESIDENTIAL REIT - 1.3%
4,141	Invitation Homes, Inc.	115,078

	RETAIL - CONSUMER STAPLES - 1.9%
2,465	Kroger Company (The)	154,013

	RETAIL - DISCRETIONARY - 2.7%
1,146	Best Buy Company, Inc.	76,702
445	Home Depot, Inc. (The)	153,124
		229,826
	RETAIL REIT - 0.9%
415	Simon Property Group, Inc.	76,821

	SEMICONDUCTORS - 2.2%
614	NVIDIA Corporation	114,511
441	Texas Instruments, Inc.	76,509
		191,020
	SOFTWARE - 1.8%
317	Microsoft Corporation	153,308

	SPECIALTY REITS - 0.9%
611	Lamar Advertising Company, Class A	77,340

	STEEL - 1.4%
401	Reliance, Inc.	115,837

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 89.7% (Continued)
	TECHNOLOGY HARDWARE - 3.2%
876	Arista Networks, Inc.(a)	$114,782
402	Motorola Solutions, Inc.	154,094
		268,876
	TECHNOLOGY SERVICES - 2.2%
286	Accenture plc, Class A	76,734
633	Jack Henry & Associates, Inc.	115,510
		192,244
	TELECOMMUNICATIONS - 1.8%
3,775	Verizon Communications, Inc.	153,756

	TOBACCO & CANNABIS - 1.3%
2,005	Altria Group, Inc.	115,608

	TOTAL COMMON STOCKS (Cost $7,477,096)	7,686,921

	EXCHANGE-TRADED FUNDS — 8.0%
	EQUITY - 8.0%
5,977	JPMorgan Equity Premium Income ETF	342,124
5,877	JPMorgan Nasdaq Equity Premium Income ETF	341,571
		683,695

	TOTAL EXCHANGE-TRADED FUNDS (Cost $670,741)	683,695

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.2%
	MONEY MARKET FUND - 2.2%
197,041	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(b) (Cost $197,041)	$197,041

	TOTAL INVESTMENTS - 99.9% (Cost $8,344,878)	$8,567,657
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	4,590
	NET ASSETS - 100.0%	$8,572,247

ETF	- Exchange-Traded Fund

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	BTS	BTS	BTS
	Managed Income	Tactical Fixed Income	Enhanced Equity
	Fund	Fund	Income Fund
ASSETS
Investment securities:
At cost	$6,988,207	$43,527,274	$8,344,878
At fair value	$7,016,094	$44,372,014	$8,567,657
Receivable for fund shares sold	1,815	35,092	—
Receivable for investments sold	1,238,442	—	3,645,858
Interest and dividends receivable	4,905	1,319	22,274
Receivable due from adviser, net	29,565	—	17,100
Prepaid expenses and other assets	15,377	45,706	11,371
TOTAL ASSETS	8,306,198	44,454,131	12,264,260

LIABILITIES
Payable for investments purchased	1,137,420	—	3,662,611
Payable to related parties	6,983	15,860	4,955
Distribution (12b-1) fees payable	490	11,520	120
Investment advisory fees payable	—	38,018	—
Payable for fund shares redeemed	—	112,998	—
Accrued expenses and other liabilities	19,445	21,311	24,327
TOTAL LIABILITIES	1,164,338	199,707	3,692,013
NET ASSETS	$7,141,860	$44,254,424	$8,572,247

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$10,774,057	$154,096,847	$8,841,539
Accumulated deficits	(3,632,197)	(109,842,423)	(269,292)
NET ASSETS	$7,141,860	$44,254,424	$8,572,247

Net Asset Value Per Share:
Class A Shares:
Net Assets	$167,799	$9,966,501	$562,951
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,563	1,299,355	55,062
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.55	$7.67	$10.22
Maximum offering price per share (Maximum sales charge of 3.75%) (1)	$9.92	$7.97	$10.62

Class C Shares:
Net Assets	$517,152	$10,662,359
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	54,285	1,403,746
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.53	$7.60

Class I Shares:
Net Assets	$6,427,631	$23,134,017	$8,009,296
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	673,603	3,030,845	783,154
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.54	$7.63	$10.23

Class R Shares:
Net Assets	$29,278	$491,547
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,061	64,339
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.56	$7.64

(1)	On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	BTS	BTS	BTS
	Managed Income	Tactical Fixed Income	Enhanced Equity
	Fund	Fund	Income Fund
INVESTMENT INCOME
Dividends (net of $0, $0, $1,474 foreign withholding taxes)	$362,000	$3,010,784	$253,380
Interest	7,299	55,177	10,345
Securities lending income	—	15,261	—
TOTAL INVESTMENT INCOME	369,299	3,081,222	263,725

EXPENSES
Investment advisory fees	47,403	507,261	49,821
Distribution (12b-1) fees, Class A shares	495	28,143	945
Distribution (12b-1) fees, Class C shares	5,431	119,232	—
Distribution (12b-1) fees, Class R shares	142	3,070	—
Registration fees	77,436	39,890	24,094
Accounting services fees	45,257	44,638	25,241
Administrative services fees	25,147	63,143	45,618
Transfer agent fees	23,568	89,986	8,744
Audit and tax fees	21,195	21,001	21,031
Trustees fees and expenses	16,201	16,201	13,909
Legal fees	16,168	13,632	17,522
Compliance officer fees	7,762	20,234	8,113
Custodian fees	6,636	6,500	7,407
Printing and postage expenses	6,119	16,084	8,034
Third party administrative servicing fees	4,149	24,965	7,233
Insurance expense	2,703	3,910	1,006
Other expenses	5,274	4,771	4,825
TOTAL EXPENSES	311,086	1,022,661	243,543

Less: Fees waived/reimbursed by the Adviser	(195,570)	—	(134,625)

NET EXPENSES	115,516	1,022,661	108,918

NET INVESTMENT INCOME	253,783	2,058,561	154,807

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments	176,913	961,652	(199,643)
Net change in unrealized appreciation (depreciation) of investments	(35,129)	(1,723,319)	398,010
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	141,784	(761,667)	198,367

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$395,567	$1,296,894	$353,174

See accompanying notes to financial statements.

BTS Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
FROM OPERATIONS
Net investment income	$253,783	$293,325
Net realized gain from investments	176,913	278,280
Net change in unrealized appreciation (depreciation) of investments	(35,129)	(103,334)
Net increase in net assets resulting from operations	395,567	468,271

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(9,455)	(8,454)
Class C	(23,347)	(16,958)
Class I	(360,266)	(302,909)
Class R	(1,442)	(1,138)
Net decrease in net assets from distributions to shareholders	(394,510)	(329,459)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class C	60,000	375,000
Class I	815,101	2,356,062
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	9,455	8,454
Class C	22,699	16,958
Class I	267,904	241,603
Class R	1,442	1,138
Payments for shares redeemed:
Class A	(38,521)	(36,615)
Class C	(160,445)	(24,822)
Class I	(1,440,229)	(2,966,622)
Class R	—	(94,897)
Net decrease in net assets from shares of beneficial interest	(462,594)	(123,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(461,537)	15,071

NET ASSETS
Beginning of Year	7,603,397	7,588,326
End of Year	$7,141,860	$7,603,397

SHARE ACTIVITY
Class A:
Shares reinvested	984	886
Shares redeemed	(3,927)	(3,790)
Net decrease in shares of beneficial interest outstanding	(2,943)	(2,904)

Class C:
Shares sold	6,261	39,633
Shares reinvested	2,370	1,781
Shares redeemed	(16,883)	(2,610)
Net increase (decrease) in shares of beneficial interest outstanding	(8,252)	38,804

Class I:
Shares sold	83,913	250,784
Shares reinvested	27,912	25,367
Shares redeemed	(149,499)	(313,942)
Net decrease in shares of beneficial interest outstanding	(37,674)	(37,791)

Class R:
Shares reinvested	150	119
Shares redeemed	—	(10,173)
Net increase (decrease) in shares of beneficial interest outstanding	150	(10,054)

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
FROM OPERATIONS
Net investment income	$2,058,561	$2,740,678
Net realized gain from investments	961,652	453,301
Net change in unrealized appreciation (depreciation) of investments	(1,723,319)	121,891
Net increase in net assets resulting from operations	1,296,894	3,315,870

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(460,779)	(642,427)
Class C	(413,704)	(507,977)
Class I	(1,165,098)	(1,550,077)
Class R	(23,968)	(28,432)
Net decrease in net assets from distributions to shareholders	(2,063,549)	(2,728,913)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	64,058	226,412
Class C	82,776	829,098
Class I	4,148,667	6,369,318
Class R	3,145	7,247
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	416,148	559,209
Class C	358,584	440,060
Class I	932,150	1,269,538
Class R	20,667	24,514
Payments for shares redeemed:
Class A	(3,789,069)	(6,727,286)
Class C	(2,779,166)	(4,292,905)
Class I	(12,810,815)	(14,724,338)
Class R	(175,951)	(332,063)
Net decrease in net assets from shares of beneficial interest	(13,528,806)	(16,351,196)

TOTAL DECREASE IN NET ASSETS	(14,295,461)	(15,764,239)

NET ASSETS
Beginning of Year	58,549,885	74,314,124
End of Year	$44,254,424	$58,549,885

SHARE ACTIVITY
Class A:
Shares sold	8,299	28,810
Shares reinvested	54,004	71,743
Shares redeemed	(488,738)	(865,222)
Net decrease in shares of beneficial interest outstanding	(426,435)	(764,669)

Class C:
Shares sold	10,700	106,817
Shares reinvested	46,994	56,958
Shares redeemed	(362,461)	(555,433)
Net decrease in shares of beneficial interest outstanding	(304,767)	(391,658)

Class I:
Shares sold	536,110	826,025
Shares reinvested	121,457	163,670
Shares redeemed	(1,664,392)	(1,900,769)
Net decrease in shares of beneficial interest outstanding	(1,006,825)	(911,074)

Class R:
Shares sold	409	941
Shares reinvested	2,692	3,157
Shares redeemed	(22,829)	(42,826)
Net decrease in shares of beneficial interest outstanding	(19,728)	(38,728)

See accompanying notes to financial statements.

BTS Enhanced Equity Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	December 31, 2025	December 31, 2024
FROM OPERATIONS
Net investment income	$154,807	$42,619
Net realized loss from investments	(199,643)	(256,937)
Net change in unrealized appreciation (depreciation) of investments	398,010	(175,231)
Net increase (decrease) in net assets resulting from operations	353,174	(389,549)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A*	(7,521)	(1,184)
Class I**	(148,354)	(102,871)
Net decrease in net assets from distributions to shareholders	(155,875)	(104,055)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A*	436,186	104,812
Class I**	777,053	8,228,568
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A*	7,521	1,184
Class I**	146,351	101,696
Payments for shares redeemed:
Class A*	(3,756)	—
Class I**	(922,494)	(8,569)
Net increase in net assets from shares of beneficial interest	440,861	8,427,691

TOTAL INCREASE IN NET ASSETS	638,160	7,934,087

NET ASSETS
Beginning of Period	7,934,087	—
End of Period	$8,572,247	$7,934,087

SHARE ACTIVITY
Class A:*
Shares sold	44,820	9,746
Shares reinvested	748	117
Shares redeemed	(369)	—
Net increase in shares of beneficial interest outstanding	45,199	9,863

Class I:**
Shares sold	77,846	773,499
Shares reinvested	14,600	10,064
Shares redeemed	(92,015)	(840)
Net increase in shares of beneficial interest outstanding	431	782,723

*	The BTS Enhanced Equity Income Fund Class A shares commenced operations on October 4, 2024.

**	The BTS Enhanced Equity Income Fund Class I shares commenced operations on June 28, 2024.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.55		$9.39		$9.12		$10.66	$10.92
Activity from investment operations:
Net investment income (1)	0.32		0.33		0.30		0.18	0.12
Net realized and unrealized gain (loss) on investments	0.19		0.21		0.18	(5)	(1.51)	(0.26)
Total from investment operations	0.51		0.54		0.48		(1.33)	(0.14)
Less distributions from:
Net investment income	(0.51)		(0.38)		(0.21)		(0.21)	(0.12)
Total distributions	(0.51)		(0.38)		(0.21)		(0.21)	(0.12)
Net asset value, end of year	$9.55		$9.55		$9.39		$9.12	$10.66
Total return (2)	5.40%		5.82%		5.37%		(12.45)%	(1.28)%
Net assets, at end of year (000)’s	$168		$196		$220		$280	$321
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	4.43	% (8)	3.93	% (7)	2.38	% (6)	2.07%	1.84%
Ratio of net expenses to average net assets (3)	1.75	% (8)	1.75	% (7)	1.77	% (6)	1.75%	1.75%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	0.62%		1.25%		2.55%		1.60%	1.04%
Ratio of net investment income to average net assets (3)(4)	3.30%		3.43%		3.24%		1.93%	1.13%
Portfolio Turnover Rate	413%		216%		165%		277%	243%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Includes less than 0.01% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes less than 0.01% for the year ended December 31, 2025 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.52		$9.37		$9.12		$10.67	$10.93
Activity from investment operations:
Net investment income (1)	0.25		0.28		0.24		0.11	0.04
Net realized and unrealized gain (loss) on investments	0.20		0.19		0.16	(5)	(1.51)	(0.26)
Total from investment operations	0.45		0.47		0.40		(1.40)	(0.22)
Less distributions from:
Net investment income	(0.44)		(0.32)		(0.15)		(0.15)	(0.04)
Total distributions	(0.44)		(0.32)		(0.15)		(0.15)	(0.04)
Net asset value, end of year	$9.53		$9.52		$9.37		$9.12	$10.67
Total return (2)	4.73%		5.08	% (6)	4.43	% (6)	(13.15)%	(2.00)%
Net assets, at end of year (000)’s	$517		$595		$222		$234	$320
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	5.18	% (9)	4.68	% (8)	3.13	% (7)	2.82%	2.59%
Ratio of net expenses to average net assets (3)	2.50	% (9)	2.50	% (8)	2.52	% (7)	2.50%	2.50%
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (3)(4)	(0.13)%		0.68%		1.83%		0.78%	0.25%
Ratio of net investment income to average net assets (3)(4)	2.55%		2.90%		2.56%		1.10%	0.34%
Portfolio Turnover Rate	413%		216%		165%		277%	243%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes less than 0.01% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Includes less than 0.01% for the year ended December 31, 2025 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.54		$9.38		$9.11		$10.66	$10.93
Activity from investment operations:
Net investment income (1)	0.34		0.35		0.33		0.21	0.15
Net realized and unrealized gain (loss) on investments	0.20		0.22		0.18	(5)	(1.52)	(0.27)
Total from investment operations	0.54		0.57		0.51		(1.31)	(0.12)
Less distributions from:
Net investment income	(0.54)		(0.41)		(0.24)		(0.24)	(0.15)
Total distributions	(0.54)		(0.41)		(0.24)		(0.24)	(0.15)
Net asset value, end of year	$9.54		$9.54		$9.38		$9.11	$10.66
Total return (2)	5.68%		6.09%		5.65%		(12.32)%	(1.14)%
Net assets, at end of year (000)’s	$6,428		$6,784		$7,024		$17,634	$24,261
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	4.18	% (8)	3.68	% (7)	2.13	% (6)	1.82%	1.59%
Ratio of net expenses to average net assets (3)	1.50	% (8)	1.51	% (7)	1.52	% (6)	1.50%	1.50%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	0.89%		1.52%		2.96%		1.84%	1.24%
Ratio of net investment income to average net assets (3)(4)	3.57%		3.70%		3.56%		2.16%	1.33%
Portfolio Turnover Rate	413%		216%		165%		277%	243%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Includes 0.01% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes less than 0.01% for the year ended December 31, 2025 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class R
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.56		$9.40		$9.14		$10.68	$10.93
Activity from investment operations:
Net investment income (1)	0.30		0.24		0.28		0.12	0.09
Net realized and unrealized gain (loss) on investments	0.19		0.28		0.17	(5)	(1.48)	(0.25)
Total from investment operations	0.49		0.52		0.45		(1.36)	(0.16)
Less distributions from:
Net investment income	(0.49)		(0.36)		(0.19)		(0.18)	(0.09)
Total distributions	(0.49)		(0.36)		(0.19)		(0.18)	(0.09)
Net asset value, end of year	$9.56		$9.56		$9.40		$9.14	$10.68
Total return (2)	5.15%		5.56%		4.99%		(12.72)%	(1.45)%
Net assets, at end of year (000)’s	$29		$28		$122		$136	$541
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	4.68	% (8)	4.18	% (7)	2.63	% (6)	2.32%	2.09%
Ratio of net expenses to average net assets (3)	2.00	% (8)	2.00	% (7)	2.02	% (6)	2.00%	2.00%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	0.41%		0.33%		2.29%		0.92%	0.75%
Ratio of net investment income to average net assets (3)(4)	3.09%		2.49%		3.01%		1.19%	0.84%
Portfolio Turnover Rate	413%		216%		165%		277%	243%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Includes less than 0.01% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes less than 0.01% for the year ended December 31, 2025 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$7.78	$7.72	$7.83	$9.17	$9.53
Activity from investment operations:
Net investment income (1)	0.32	0.32	0.24	0.15	0.14
Net realized and unrealized gain (loss) on investments	(0.09)	0.08	(0.08)	(1.32)	(0.34)
Total from investment operations	0.23	0.40	0.16	(1.17)	(0.20)
Less distributions from:
Net investment income	(0.34)	(0.34)	(0.27)	(0.17)	(0.16)
Total distributions	(0.34)	(0.34)	(0.27)	(0.17)	(0.16)
Net asset value, end of year	$7.67	$7.78	$7.72	$7.83	$9.17
Total return (2)	2.96%	5.29%	2.10%	(12.80)%	(2.18)%
Net assets, at end of year (000’s)	$9,967	$13,434	$19,236	$29,097	$46,556
Ratio of expenses to average net assets (3)	1.97%	1.94%	1.73%	1.65%	1.54%
Ratio of net investment income to average net assets (3)(4)	4.10%	4.13%	3.10%	1.78%	1.46%
Portfolio Turnover Rate	237%	32%	463%	899%	513%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$7.71	$7.65	$7.76	$9.10	$9.47
Activity from investment operations:
Net investment income (1)	0.26	0.27	0.18	0.09	0.07
Net realized and unrealized gain (loss) on investments	(0.09)	0.08	(0.08)	(1.31)	(0.35)
Total from investment operations	0.17	0.35	0.10	(1.22)	(0.28)
Less distributions from:
Net investment income	(0.28)	(0.29)	(0.21)	(0.12)	(0.09)
Total distributions	(0.28)	(0.29)	(0.21)	(0.12)	(0.09)
Net asset value, end of year	$7.60	$7.71	$7.65	$7.76	$9.10
Total return (2)	2.21%	4.54%	1.33%	(13.43)%	(2.96)%
Net assets, at end of year (000’s)	$10,662	$13,175	$16,074	$22,295	$38,380
Ratio of expenses to average net assets (3)	2.72%	2.69%	2.48%	2.40%	2.29%
Ratio of net investment income to average net assets (3)(4)	3.38%	3.44%	2.40%	0.99%	0.79%
Portfolio Turnover Rate	237%	32%	463%	899%	513%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$7.75	$7.69	$7.80	$9.13	$9.50
Activity from investment operations:
Net investment income (1)	0.34	0.34	0.26	0.16	0.17
Net realized and unrealized gain (loss) on investments	(0.10)	0.08	(0.08)	(1.30)	(0.36)
Total from investment operations	0.24	0.42	0.18	(1.14)	(0.19)
Less distributions from:
Net investment income	(0.36)	(0.36)	(0.29)	(0.19)	(0.18)
Total distributions	(0.36)	(0.36)	(0.29)	(0.19)	(0.18)
Net asset value, end of year	$7.63	$7.75	$7.69	$7.80	$9.13
Total return (2)	3.11%	5.59%	2.38%	(12.51)%	(2.03)%
Net assets, at end of year (000’s)	$23,134	$31,288	$38,059	$66,555	$153,501
Ratio of expenses to average net assets (3)	1.72%	1.69%	1.48%	1.40%	1.29%
Ratio of net investment income to average net assets (3)(4)	4.35%	4.42%	3.28%	1.85%	1.77%
Portfolio Turnover Rate	237%	32%	463%	899%	513%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class R
	For the	For the		For the		For the	For the
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025	December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021
Net asset value, beginning of year	$7.76	$7.69		$7.80		$9.13	$9.50
Activity from investment operations:
Net investment income (1)	0.30	0.31		0.21		0.12	0.12
Net realized and unrealized gain (loss) on investments	(0.10)	0.08		(0.07)		(1.30)	(0.36)
Total from investment operations	0.20	0.39		0.14		(1.18)	(0.24)
Less distributions from:
Net investment income	(0.32)	(0.32)		(0.25)		(0.15)	(0.13)
Total distributions	(0.32)	(0.32)		(0.25)		(0.15)	(0.13)
Net asset value, end of year	$7.64	$7.76		$7.69		$7.80	$9.13
Total return (2)	2.58%	5.16	% (5)	1.83	% (5)	(12.93)%	(2.55)%
Net assets, at end of year (000’s)	$492	$652		$945		$1,771	$3,302
Ratio of expenses to average net assets (3)	2.22%	2.19%		1.98%		1.90%	1.79%
Ratio of net investment income to average net assets (3)(4)	3.87%	3.89%		2.78%		1.49%	1.25%
Portfolio Turnover Rate	237%	32%		463%		899%	513%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

BTS Enhanced Equity Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the	For the
	Year Ended	Period Ended
	December 31, 2025	December 31, 2024 (1)
Net asset value, beginning of period	$10.01	$10.78
Activity from investment operations:
Net investment income (2)	0.17	0.04
Net realized and unrealized gain (loss) on investments	0.21	(0.68)
Total from investment operations	0.38	(0.64)
Less distributions from:
Net investment income	(0.17)	(0.08)
Net realized gains	—	(0.05)
Total distributions	(0.17)	(0.13)
Net asset value, end of period	$10.22	$10.01
Total return (3)	3.81%	(6.02	)% (6)
Net assets, at end of period (000’s)	$563	$99
Ratio of gross expenses before waiver/reimbursement to average net assets (4)	3.24%	3.30	% (7)
Ratio of net expenses to average net assets (4)	1.55%	1.55	% (7)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (4)(5)	(0.03)%	(0.31	)% (7)
Ratio of net investment income to average net assets (4)(5)	1.66%	1.44	% (7)
Portfolio Turnover Rate	177%	113	% (6)

(1)	The BTS Enhanced Equity Income Fund Class A shares commenced operations on October 4, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	The recognition of investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(6)	Not annualized for periods less than one year.

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

BTS Enhanced Equity Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the	For the
	Year Ended	Period Ended
	December 31, 2025	December 31, 2024 (1)
Net asset value, beginning of period	$10.01	$10.00
Activity from investment operations:
Net investment income (2)	0.19	0.10
Net realized and unrealized gain on investments	0.22	0.05	(8)
Total from investment operations	0.41	0.15
Less distributions from:
Net investment income	(0.19)	(0.09)
Net realized gains	—	(0.05)
Total distributions	(0.19)	(0.14)
Net asset value, end of period	$10.23	$10.01
Total return (3)	4.12%	1.48	% (6)
Net assets, at end of period (000’s)	$8,009	$7,835
Ratio of gross expenses before waiver/reimbursement to average net assets (4)	2.92%	5.12	% (7)
Ratio of net expenses to average net assets (4)	1.30%	1.30	% (7)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (4)(5)	0.25%	(1.95	)% (7)
Ratio of net investment income to average net assets (4)(5)	1.87%	1.86	% (7)
Portfolio Turnover Rate	177%	113	% (6)

(1)	The BTS Enhanced Equity Income Fund Class I shares commenced operations on June 28, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	The recognition of investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(6)	Not annualized for periods less than one year.

(7)	Annualized for periods less than one year.

(8)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

BTS Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.	ORGANIZATION

The BTS Managed Income Fund (the “Managed Income Fund”), the BTS Tactical Fixed Income Fund (the “Fixed Income Fund”), and the BTS Enhanced Equity Income Fund (the “Enhanced Equity Income Fund”), (each a “Fund” and together, the “Funds”), are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Managed Income Fund commenced operations on January 25, 2019, the Fixed Income Fund commenced operations on May 31, 2013 and the Enhanced Equity Income Fund commenced operations on June 28, 2024. The Managed Income Fund and the Fixed Income Fund investment objectives seek to provide total return. The Enhanced Equity Income Fund investment objective seeks growth and income.

Managed Income Fund and Fixed Income Fund currently offer four classes of shares: Class A shares, Class C shares, Class I shares and Class R shares. The Enhanced Equity Income Fund currently offers two classes of shares: Class A shares and Class I shares. The Enhanced Equity Income Fund also has Class C shares and Class R shares, which were not offered during the period. The Managed Income Fund’s Class A shares, Class C shares, Class I shares and Class R shares commenced operations on January 25, 2019. The Fixed Income Fund’s Class A shares and Class C shares commenced operations on May 31, 2013, Class I shares commenced operations on May 27, 2015 and Class R shares commenced operations on May 5, 2015. The Enhanced Equity Income Fund’s Class A shares commenced operation on October 4, 2024 and Class I shares commenced operations on June 28, 2024. Class A shares of each Fund are offered at net asset value (“NAV”) plus a maximum sales charge of 3.75% for each Fund. Class C shares, Class I shares and Class R shares are offered at NAV. Each class of shares of the Funds has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Managed Income Fund and Fixed Income Fund are “fund of funds”, in that they will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have an impact on the Funds’ financial statements.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-end investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables, summarize the inputs used as of December 31, 2025 for the Funds’ investments measured at fair value:

Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,961,038	$—	$—	$6,961,038
Money Market Fund	55,056	—	—	55,056
Total Investments	$7,016,094	$—	$—	$7,016,094

Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,974,497	$—	$—	$43,974,497
Money Market Fund	397,517	—	—	397,517
Total Investments	$44,372,014	$—	$—	$44,372,014

Enhanced Equity Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,686,921	$—	$—	$7,686,921
Exchange-Traded Funds	683,695	—	—	683,695
Money Market Fund	197,041	—	—	197,041
Total Investments	$8,567,657	$—	$—	$8,567,657

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on the Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

Federal Income Tax – Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 to December 31, 2024, or expected to be taken in the Funds’ December 31, 2025 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds may make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents - Cash and cash equivalents are held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Funds.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

Fund	Purchases	Sales
Managed Income Fund	$29,337,621	$29,914,414
Fixed Income Fund	118,817,786	132,607,487
Enhanced Equity Income Fund	14,746,523	14,337,076

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Managed Income Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Managed Income Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, the Fixed Income Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fixed Income Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, the Enhanced Equity Income Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Enhanced Equity Income Fund’s average daily net assets. For the year ended December 31, 2025, the Funds incurred fees as follows:

Fund	Advisory Fees
Managed Income Fund	$47,403
Fixed Income Fund	507,261
Enhanced Equity Income Fund	49,821

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2026 for Managed Income Fund, Fixed Income Fund and Enhanced Equity Income Fund to waive all or part of its advisory fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of the Funds’ service providers (other than the Adviser))), so that the annual operating expenses of Managed Income Fund do not exceed 1.75%, 2.50%, 1.50% and 2.00% of the average daily net assets of the Managed Income Fund’s Class A, Class C, Class I and Class R shares, respectively, that the total annual operating expenses of the Fixed Income Fund do not exceed 2.00%, 2.75%, 1.75%, and 2.25% of the average daily net assets of the Fixed Income Fund’s Class A, Class C, Class I, and Class R shares, respectively, and that the annual operating expenses of Enhanced Equity Income Fund do not exceed 1.55%, 2.30%, 1.30% and 1.80% of the average daily net assets of the Enhanced Equity Income Fund’s Class A, Class C, Class I and Class R shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Funds to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.

For the year ended December 31, 2025, the Adviser waived fees and reimbursed expenses pursuant to the Waiver Agreement as follows:

Fund	Advisory Fees Waived
Managed Income Fund	$195,570
Fixed Income Fund	—
Enhanced Equity Income Fund	134,625

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

As of December 31, 2025, the Adviser may recapture all or a portion of the waived fees no later than the date stated below:

Fund	December 31, 2026	December 31, 2027	December 31, 2028	Total
Managed Income Fund	$99,003	$175,420	$195,570	$469,993
Fixed Income Fund	—	—	—	—
Enhanced Equity Income Fund	—	86,903	134,625	221,528

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, for Class A, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay an annual rate of 0.25% of the average daily net assets of the Funds’ Class A shares, 1.00% of the average daily net assets for the Funds’ Class C shares, and 0.50% of the average daily net assets for the Funds’ Class R shares for distribution and shareholder service activities. For the year ended December 31, 2025, the Funds incurred distribution fees as follows:

Fund	Class A	Class C	Class R
Managed Income Fund	$495	$5,431	$142
Fixed Income Fund	28,143	119,232	3,070
Enhanced Equity Income Fund	945	—	—

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended December 31, 2025, the Distributor received underwriter commissions for sales of the Funds’ Class A shares as follows:

		Amount
	Underwriter	Retained By
Fund	Commissions	Principal Underwriter
Managed Income Fund	$—	$—
Fixed Income Fund	268	46
Enhanced Equity Income Fund	1,164	216

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2025, were as follows:

				Net
		Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Managed Income Fund	$6,988,303	$44,293	$(16,502)	$27,791
Fixed Income Fund	43,527,274	844,740	—	844,740
Enhanced Equity Income Fund	8,344,895	382,035	(159,273)	222,762

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2025, and year and period ended December 31, 2024, was as follows:

For fiscal year ended 12/31/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Managed Income Fund	$394,510	$—	$—	$394,510
Fixed Income Fund	2,063,549	—	—	2,063,549
Enhanced Equity Income Fund	155,875	—	—	155,875

For fiscal year and period ended 12/31/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Managed Income Fund	$329,459	$—	$—	$329,459
Fixed Income Fund	2,728,913	—	—	2,728,913
Enhanced Equity Income Fund	103,898	157	—	104,055

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Managed Income Fund	$85,345	$—	$—	$(3,745,333)	$—	$27,791	$(3,632,197)
Fixed Income Fund	472,151	—	—	(111,159,314)	—	844,740	(109,842,423)
Enhanced Equity Income Fund	—	—	—	(492,054)	—	222,762	(269,292)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Managed Income Fund	1,764,486	1,980,847	3,745,333	178,443
Fixed Income Fund	111,159,314	—	111,159,314	961,652
Enhanced Equity Income Fund	440,693	51,361	492,054	—

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on the book/tax basis treatment of non-deductible expenses, and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2025, as follows:

Fund	Paid In Capital	Accumulated Earnings (Losses)
Managed Income Fund	$—	$—
Fixed Income Fund	—	—
Enhanced Equity Income Fund	(1,410)	1,410

7.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company, the Managed Income Fund and the Fixed Income Fund can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short -term instruments such as money market funds in accordance with the Managed Income Fund’s and the Fixed Income Fund’s security lending procedures. The Managed Income Fund and the Fixed Income Fund continue to receive interest or dividends on the securities loaned. The Managed Income Fund and the Fixed Income Fund have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Managed Income Fund and the Fixed Income Fund could experience delays or losses on recovery. Additionally, the Managed Income Fund and the Fixed Income Fund are subject to the risk of loss from investments made with the cash received as collateral. The Managed Income Fund and the Fixed Income Fund manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At December 31, 2025, the Managed Income and Fixed Income Funds had no loaned securities.

8.	LINE OF CREDIT

The Managed Income Fund and the Fixed Income Fund have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount the Managed Income Fund is allowed to borrow under its agreement is the lesser of $1,500,000 or 20% of the gross market value of the Managed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Managed Income Fund. The maximum amount the Fixed Income Fund is allowed to borrow under its agreement is the lesser of $13,000,000 through July 31, 2025 and $9,000,000 from August 1, 2025 through December 31, 2025, or 20% of the gross market value of the Fixed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Fixed Income Fund. Borrowings under each agreement bear interest at the Prime Rate of 6.75% as of December 31, 2025, per annum, on the principal balance outstanding. The maturity date for each line of credit is July 27, 2026. During the year ended December 31, 2025, the Managed Income Fund and Fixed Income Fund did not draw upon or access the line of credit. As a result, average borrowings and the average interest rate on the line during the year ended December 31, 2025, were $0 and 0%, respectively, for both the Managed Income Fund and the Fixed Income Fund.

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fixed Income Fund currently invests a portion of its assets in the Xtrackers USD High Yield Corporate Bond ETF (the “HYLB ETF”). The HYLB ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index; a rules-based, market value weighted index

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

engineered to mirror the performance of high-yield-rated corporate bonds issued in U.S. dollars. The Fixed Income Fund may redeem its investment from the HYLB ETF at any time if the Adviser determines that it is in the best interest of the Fixed Income Fund and its shareholders to do so. The performance of the Fixed Income Fund will be directly affected by the performance of the HYLB ETF. The financial statements of the HYLB ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fixed Income Fund’s financial statements. As of December 31, 2025, the percentage of the Fixed Income Fund’s net assets invested in the HYLB ETF was 42.7%.

The Fixed Income Fund currently invests a portion of its assets in the iShares Broad USD High Yield Corporate Bond ETF (the “HYCB ETF”). The HYCB ETF seeks to track the investment results of ICE BofA US High Yield Constrained Index; a rules-based, modified market value weighted index designed to provide a broad representation of the U.S. dollar denominated high yield corporate bond market. The Fixed Income Fund may redeem its investment from the HYCB ETF at any time if the Adviser determines that it is in the best interest of the Fixed Income Fund and its shareholders to do so. The performance of the Fixed Income Fund will be directly affected by the performance of the HYCB ETF. The financial statements of the HYCB ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fixed Income Fund’s financial statements. As of December 31, 2025, the percentage of the Fixed Income Fund’s net assets invested in the HYCB ETF was 42.6%.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, the shareholders listed below held, for the benefit of others, more than 25% of an individual fund and may be deemed to control that fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Pershing LLC	Managed Income Fund	44.5%
Charles Schwab	Managed Income Fund	26.3%
Pershing LLC	Fixed Income Fund	39.8%
Charles Schwab	Enhanced Equity Income Fund	76.7%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust and the

Shareholders of BTS Managed Income Fund, BTS Tactical Fixed Income Fund, and
BTS Enhanced Equity Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BTS Managed Income Fund, BTS Tactical Fixed Income Fund, and BTS Enhanced Equity Income Fund (collectively, the Funds), each a separate series of Northern Lights Fund Trust, including the schedule of investments, as of December 31, 2025, the related statements of operations and changes in net assets for each of the years/periods presented below and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the years/periods presented below.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations and the changes in net assets for each of the years/period presented below, and the financial highlights for each of the years/periods presented below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
BTS Managed Income Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
BTS Tactical Fixed Income Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
BTS Enhanced Equity Income Fund	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period June 28, 2024 (commencement of operations through December 31, 2024	For the year ended December 31, 2025 and for the period June 28, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more BTS Asset Management, Inc. advised investment companies since 2018.

Denver, Colorado

February 27, 2026

BTS Funds

Additional Information (Unaudited)

December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

BTS Asset Management, Inc. Adviser to BTS Enhanced Equity Fund (“BTS Enhanced”), BTS Managed Income Fund “(BTS Managed”), and BTS Tactical Fixed Income Fund (“BTS Tactical”) *

In connection with the regular meeting held on December 17-18, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between BTS Asset Management, Inc. (“BTS” or the “Adviser”) and the Trust, with respect to BTS Enhanced, BTS Managed, and BTS Tactical (each, a “Fund” and collectively, the “BTS Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to the Advisory Agreements.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreements review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements.

Nature, Extent, and Quality of Services. The Trustees noted that BTS was founded in 1979, directly managed approximately $145 million in assets, with another $17.5 million in assets under advisement, and offered tactically managed investment strategies to individuals and investment companies. The Trustees reviewed the background information of the key investment personnel responsible for servicing the BTS Funds, considering their education and financial industry experience, and noting the longevity of BTS and the extended tenure of its personnel. The Trustees noted that BTS used proprietary quantitative models based on price data and momentum indicators to direct the firm’s investment decisions, including which sectors to invest in, which securities to hold, and when to take defensive positions. The Trustees further noted that BTS’s investment committee regularly reviewed the firm’s models and made updates to the extent necessary using Bloomberg and other analysis software. The Trustees agreed that BTS’s active trading style was supported by its technical models and that BTS dedicated resources to monitor and improve such models. The Trustees concluded that they expected BTS to continue providing quality service to the BTS Funds for the benefit of their respective shareholders.

Performance.

BTS Enhanced. The Trustees observed that BTS Enhanced returns were below each of the benchmark, peer group median, and Morningstar category median over the prior one-year, and since inception periods. The Trustees noted that the technology growth stocks were part of a surge in the S&P 500 while the Adviser focused on managing volatility which placed the Fund in the top two quartiles for that metric. The Trustees acknowledged that the Adviser believed the model would work better when managed volatility was rewarded by investors. The Trustees concluded

BTS Funds

Additional Information (Unaudited) (Continued)

December 31, 2025

that the Fund was too new to make any specific judgment on returns, but the Fund was managed according to its prospectus.

BTS Managed. The Trustees noted that BTS Managed returns were above its benchmark for the one-, three-, five-, and since-inception periods. The Trustees further noted the Fund outperformed peer group for the one-year period. The Trustees remarked that the Fund’s Sharpe and Sortino ratios showed continuous improvement in risk adjusted returns. The Trustees acknowledged the Adviser’s representation that it had adapted the Fund’s strategy to be more active in making investment allocations, which was reflected in the Fund’s competitive recent performance in the top quartile. The Trustees agreed that the Fund’s performance was satisfactory.

BTS Tactical. The Trustees observed that BTS Tactical returns were below each of its benchmark, peer group median, and Morningstar category median over the prior one- , five-, and ten-year periods. The Trustees acknowledged, however, that the Fund’s returns exceeded its benchmark for the three-year period. The Trustees noted that the Adviser stated that volatility was managed better in comparison to its peers and Morningstar category with a solid quartile ranking versus its category peers for the three-, five and ten-year periods. The Trustees noted that the Adviser had been consistent with its strategy and approach and performance was acceptable.

Fees and Expenses.

BTS Enhanced. The Trustees noted that the Fund’s annual advisory fee of 0.60% was equal to the Morningstar category median and slightly below the peer group average of 0.66%. The Trustees also observed that the Fund’s net expense ratio of 1.30% was higher than the category average of 0.72% and the peer group average of 0.83%. The Trustees remarked that the Adviser explained because the Fund was newly operating and subject to fee waivers, the Adviser expected expense ratios to decline as assets under management increase, which should bring the Fund’s net expense ratio closer to the Morningstar category and peer group averages. Following discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

BTS Managed. The Trustees noted that the Fund’s advisory fee of 0.65% was below both the peer group average of 0.90% and the Morningstar category average of 0.86%. The Trustees acknowledged that the Fund’s net expense ratio of 1.50% was above the peer group average of 1.26% and the category average of 1.18%. The Trustees considered the Adviser’s explanation that, given the Fund’s current asset base, fee waivers were in place and were expected to remain until scale improves. The Trustees noted that the Adviser indicated that, as assets increase, fixed costs should be spread over a larger base, which was expected to reduce the net expense ratio toward peer group and category averages. The Trustees also noted the Adviser’s representation that the Fund was managed in the same style as the Adviser’s larger funds; that the proprietary nature of the strategy supports the current fee levels; and that newer products were expected to achieve lower costs as they scale. Following discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

BTS Tactical. The Trustees noted that the Fund’s advisory fee of 1.00% was above the Morningstar category average of 0.70% and the peer group average of 0.97%. The Trustees observed that the Fund’s net expense ratio of 1.72% was above the category average of 0.93% and the peer group average of 1.35%. In considering these comparisons, the Trustees reviewed the Adviser’s long-term record managing high yield bonds, government bonds, and other asset classes; the experience of the portfolio team; and the firm’s research-driven, risk-management process across multiple market cycles. The Trustees noted that the Adviser participated in periods of strong positive returns during trending markets with lower volatility. Following discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether BTS had achieved economies of scale in connection with the advisory services provided to each BTS Fund. The Trustees acknowledged that the Adviser noted that, as assets grow, fixed operating costs were spread over a larger base and non-management expenses were expected to decline on a per-unit basis, which should reduce each Fund’s net expense ratio for the benefit of shareholders. The Trustees agreed that

BTS Funds

Additional Information (Unaudited) (Continued)

December 31, 2025

economies of scale had not yet been achieved by the Adviser and that the absence of breakpoints was currently appropriate.

Profitability . The Trustees reviewed the profitability of BTS’s advisory relationships with each Fund. Based on the profitability analyses provided by BTS, the Trustees noted that BTS incurred losses in its advisory relationships with BTS Managed and BTS Enhanced.

The Trustees further noted that BTS realized a profit in its advisory relationship with BTS Tactical and evaluated the reasonableness of that profit in both absolute terms and as a percentage of revenue. The Trustees acknowledged BTS’s representation that the profit was reasonable in light of its historical ability to tactically manage assets using a base model that was monitored, optimized, and modified to meet the Fund’s investment objectives, as well as the time devoted to daily portfolio monitoring and other adviser duties. The Trustees agreed that BTS’s advisory relationship with BTS Tactical was not excessively profitable.

Conclusion. Having requested and received such information from BTS as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Advisory Agreements between the Trust and BTS, on behalf of BTS Enhanced, BTS Managed, and BTS Tactical, was in the best interests of each of the Funds and their shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the BTS Funds.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-877-287-9820, or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	3/10/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	3/10/26

By (Signature and Title)
/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	3/10/26